Stock Options (Details) - Schedule of continuity of the company’s stock options - $ / shares		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021
Schedule Of Continuity Of The Company SStock Options Abstract
Number of options Outstanding, Beginning balance		111,889
Weighted average exercise price Outstanding, Beginning balance		$ 20.67
Number of options, Granted		86,333	[1]	111,889	[2]
Weighted average exercise price, Granted		$ 20.68	[1]	$ 20.67	[2]
Number of options, Cancelled	[3]	(40,556)
Weighted average exercise price, Cancelled	[3]	$ 21.56
Number of options Outstanding, Ending balance		157,666		111,889
Weighted average exercise price Outstanding, Ending balance		$ 20.45		$ 20.67
Number of options Outstanding, Exercisable		71,194
Weighted average exercise price Outstanding, Exercisable		$ 20.3

[1]	During the year ended October 31, 2022, the Company granted 86,333 stock options to officers, directors and consultants with weighted average exercise price of $20.68 per Common Share. The options vest over 3 years with expiration dates between 5 to 10 years.
[2]	During the year ended October 31, 2021, the Company granted 111,889 stock options to officers, directors and consultants with weighted average exercise price of $20.67 per Common Share. The options vest over 3 years with expiration dates between 5 to 10 years.
[3]	On July 2, 2022, 6,667 options canceled with a fair value of $17,649. On May 7, 2022, 33,333 options canceled with a fair value of $92,170. On May 1, 2022 ,556 options canceled with a fair value of $3,959.